RELATED PARTY TRANSACTIONS - Consulting Agreement (Details) - Related Party - Consulting Agreement - Beach Front Property Management Inc - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2020	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Monthly consulting fee	$ 11
Termination period	7 days
Consulting fees		$ 140	$ 134